Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Cash and cash equivalents (Details) [Line Items]
Cash and cash equivalents	¥ 77,233	$ 11,383	¥ 81,154
Restricted usage cash	1,700		1,100
CHINA [Member]
Cash and cash equivalents (Details) [Line Items]
Cash and cash equivalents	¥ 76,400		¥ 81,700